UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Patricia A. Morisette, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares			Value
		COMMON STOCK - 100.1%
		BANKS - 2.0%
2,000		First Republic Bank/CA	$ 139,980

		BIOTECHNOLOGY - 3.3%
6,000		Juno Therapeutics, Inc. *	230,640

		COMMERCIAL SERVICES - 10.1%
7,000		Cotiviti Holdings, Inc. *	147,910
8,000		Sabre Corp.	214,320
10,000		TransUnion *	334,400
			696,630
		DISTRIBUTION/WHOLESALE - 2.9%
6,000		SiteOne Landscape Supply, Inc. *	203,940

		DIVERSIFIED FINANCIAL SERVICES - 1.9%
5,000		Bats Global Markets, Inc. *	128,450
-	(a)	Depository Trust & Clearing Corp. *	4,232
			132,682
		FOOD - 10.6%
20,000		Amplify Snack Brands, Inc. *	295,000
11,000		Performance Food Group Co. *	296,010
3,000		WhiteWave Foods Co. *	140,820
			731,830
		FOOD SERVICE - 2.5%
7,000		US Foods Holding Corp *	169,680

		HEALTH SERVICES - 2.8%
5,000		INC Research Holdings, Inc. *	190,650

		INTERNET SOFTWARE & SERVICES - 7.0%
3,500		Alibaba Group Holding, Ltd. - ADR *	278,355
1,500		Facebook, Inc. - Class A *	171,420
1,000		GoDaddy, Inc. - Class A *	31,190
			480,965
		MEDIA - 3.8%
8,000		Markit Ltd. *	260,800

		OIL & GAS - 4.7%
12,000		Parsley Energy, Inc. *	324,720

		PACKAGING & CONTAINERS - 4.5%
8,000		Berry Plastics Group, Inc. *	310,800

		PHARMACEUTICALS - 7.7%
6,000		Diplomat Pharmacy, Inc. *	210,000
2,000		Quintiles Transnational Holdings, Inc. *	130,640
4,000		Zoetis, Inc. - Class A	189,840
			530,480

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Shares		Value
	PIPELINES - 1.5%
3,000	Shell Midstream Partners LP	$ 101,370

	REAL ESTATE INVESTMENT TRUSTS - 7.0%
7,000	MGM Growth Properties, LLC.	186,760
10,000	STORE Capital Growth	294,500
		481,260
	RETAIL - 16.9%
4,000	Dave & Buster's Entertainment, Inc. *	187,160
15,000	Duluth Holdings, Inc. *	366,900
7,000	Michaels Cos, Inc. *	199,080
11,000	Ollie's Bargain Outlet Holdings, Inc. *	273,790
4,000	Zoe's Kitchen, Inc. *	145,080
		1,172,010
	SOFTWARE - 4.3%
8,000	Black Knight Financial Services, Inc. - Class A *	300,800

	TELECOMMUNICATIONS - 2.9%
5,000	Acacia Communications, Inc. *	199,700

	WATER - 3.7%
3,000	American Water Works Co, Inc.	253,530

	TOTAL COMMON STOCK (Cost - $5,609,815)	6,912,467

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUNDS - 4.6%
159,368	Dreyfus Institutional Reserve Money Fund
	Premier Shares, 0.00% **	159,368
159,368	Milestone Treasury Obligations Fund
	Institutional Shares, 0.23% **	159,368
	TOTAL SHORT-TERM INVESTMENTS	318,736
	(Cost - $318,736)

	TOTAL INVESTMENTS - 104.7% (Cost - $5,928,551) (b)	$ 7,231,203
	LIABILITIES LESS OTHER ASSETS - (4.7) %	(312,524)
	NET ASSETS - 100.0%	$ 6,918,679

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2016.
ADR - American Depositary Receipt
LP - Limited Partnership
(a) Illiquid Security; the Fund holds fractional shares of this security.
(b) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $5,962,736. At June 30, 2016, net appreciation for all securities was $1,268,467 This consists of aggregate gross unrealized appreciation of $1,274,309 and aggregate gross unrealized depreciation of $5,842.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation- The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,908,235	$ -	$ 4,232	$ 6,912,467
Short Term Investments	318,736	-	-	$ 318,736
Total	$ 7,226,971	$ -	$ 4,232	$ 7,231,203
There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Common Stock
Beginning Balance	$ 3,601
Net realized gain (loss)	-
Change in unrealized	631
appreciation (depreciation)
Cost of purchases	-
Proceeds from sales	-
Accrured Interest	-
Ending balance	$ 4,232

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

Renaissance IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016

Shares		Value (US$)
	COMMON STOCKS - 93.4%
	CONSUMER DISCRETIONARY - 9.7%
	Automobiles - 0.7%
2,049	Ferrari NV	$83,866
	Diversified Consumer Services - 4.7%
14,848	ServiceMaster Global Holdings, Inc. *	590,950
	Hotels, Restaurants & Leisure - 0.5%
2,872	Red Rock Resorts, Inc. - Cl. A *	63,126
	Household Durables - 0.8%
8,922	GoPro, Inc. - Cl. A * (a)	96,447
	Internet & Catalog Retail - 0.8%
2,562	Wayfair, Inc. - Cl. A * (a)	99,918
	Specialty Retail - 2.2%
9,841	Michaels Cos., Inc. *	279,878
		1,214,185
	CONSUMER STAPLES - 1.9%
	Food & Staples Retailing - 0.7%
3,543	Performance Food Group Co. *	95,342
	Food Products - 1.2%
6,464	Blue Buffalo Pet Products, Inc. * (a)	150,870
		246,212
	ENERGY - 0.1%
	Oil, Gas & Consumable Fuels - 0.1%
1,673	Euronav NV	15,341
	FINANCIALS - 27.7%
	Capital Markets - 0.8%
2,784	Virtu Financial, Inc. - Cl. A	50,112
4,074	OM Asset Management PLC	54,388
		104,500
	Commercial Banks - 11.0%
6,707	Great Western Bancorp, Inc.	211,539
58,473	Citizens Financial Group, Inc.	1,168,290
		1,379,829
	Consumer Finance - 10.0%
5,845	Lending Club Corp. *	25,134
48,494	Synchrony Financial *	1,225,928
		1,251,062
	Diversified Financial Services - 0.3%
1,389	Bats Global Markets, Inc. *	35,684
	Real Estate Investment Trusts (REITs) - 5.6%
15,469	Paramount Group, Inc.	246,576
15,672	STORE Capital Corp.	461,540
		708,116
		3,479,191
	HEALTH CARE - 14.5%
	Biotechnology - 4.5%
4,877	Galapagos NV - ADR * (a)	270,527
7,721	Juno Therapeutics, Inc. * (a)	296,795
		567,322
	Health Care Equipment & Supplies - 1.4%
2,324	Nevro Corp. *	171,418
	Health Care Providers & Services - 1.1%
3,785	Diplomat Pharmacy, Inc. *	132,475
	Health Care Technology - 1.1%
7,345	Inovalon Holdings, Inc. - Cl. A * (a)	132,283

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016 (continued)

Shares		Value (US$)
	Life Sciences Tools & Services - 4.2%
3,743	INC Research Holdings, Inc. - Cl. A *	$142,721
3,520	PRA Health Sciences, Inc. *	146,995
8,413	VWR Corp. *	243,136
		532,852
	Pharmaceuticals - 2.2%
12,249	Catalent, Inc. *	281,605
		1,817,955
	INDUSTRIALS - 5.5%
	Airlines - 1.4%
3,063	Virgin America, Inc. *	172,171
	Professional Services - 3.8%
14,118	TransUnion *	472,106
	Trading Companies & Distributors - 0.3%
2,265	Univar, Inc. *	42,831
		687,108
	INFORMATION TECHNOLOGY - 25.3%
	Computers & Peripherals - 0.5%
5,709	Pure Storage, Inc. - Cl. A * (a)	62,228
	Electronic Equipment, Instruments & Components - 1.7%
17,972	Fitbit, Inc. - Cl. A * (a)	219,618
	Internet Software & Services - 13.7%
16,087	Alibaba Group Holding, Ltd. - ADR *	1,279,399
5,620	GoDaddy, Inc. - Cl. A *	175,288
4,039	Match Group, Inc. * (a)	60,888
2,034	Momo, Inc. - ADR * (a)	20,564
5,935	Shopify, Inc. - Cl. A * (a)	182,560
		1,718,699
	IT Services - 2.7%
2,587	Black Knight Financial Services, Inc. - Cl. A * (a)	97,271
18,811	First Data Corp. - Cl. A *	208,238
3,396	Square, Inc. - Cl. A *	30,734
		336,243
	Software - 6.7%
2,307	Atlassian Corp. PLC - Cl. A *	59,751
17,114	Mobileye NV * (a)	789,640
		849,391
		3,186,179
	MATERIALS - 5.4%
	Chemicals - 4.3%
20,382	Axalta Coating Systems, Ltd. *	540,735
	Construction Materials - 1.1%
6,626	Summit Materials, Inc. - Cl. A *	135,568
		676,303
	TELECOMMUNICATION SERVICES - 2.4%
	Diversified Telecommunication Services - 2.4%
10,763	Zayo Group Holdings, Inc. *	300,611
	UTILITIES - 0.9%
	Independent Power Producers & Energy Traders - 0.9%
7,026	NRG Yield, Inc. - Cl. C	109,535

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016 (continued)

Shares		Value (US$)
Units

	TOTAL COMMON STOCKS (Cost - $13,183,780)	$11,732,620

	LIMITED PARTNERSHIPS - 0.9%
	ENERGY - 0.9%
	Oil, Gas & Consumable Fuels - 0.9%
5,220	Tallgrass Energy GP LP	117,816

	TOTAL LIMITED PARTNERSHIPS (Cost - $82,875)	117,816
	MASTER LIMITED PARTNERSHIPS - 5.4%
	ENERGY - 5.4%
	Oil, Gas & Consumable Fuels - 5.4%
6,912	Antero Midstream Partners LP	192,637
2,407	Black Stone Minerals LP	37,309
2,709	Dominion Midstream Partners LP	76,204
2,276	EQT GP Holdings LP	58,015
9,373	Shell Midstream Partners LP	316,714
		680,879

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $669,743)	680,879
	SHORT-TERM INVESTMENT - 14.2%
1,777,593	State Street Navigator Prime Securities Lending Portfolio (b)	1,777,593

	TOTAL SHORT-TERM INVESTMENT (Cost - $1,777,593)	1,777,593

	TOTAL INVESTMENTS - 113.9% (Cost - $15,713,991) (c)	$14,308,908
	LIABILITIES LESS OTHER ASSETS - (13.9) %	(1,747,165)
	NET ASSETS - 100.0%	$12,561,743

* Non-income producing security.
(a) Securities (or a portion of the security) on loan. As of June 30, 2016, the market value of securities loaned was $1,791,064. The loaned securities were secured with cash collateral of $1,777,593. Collateral is calculated based on prior day’s prices.
(b) Represents investments of cash collateral received in connection with securities lending.
(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $15,713,991. At June 30, 2016, net depreciation for all securities was $1,405,083. This consists of aggregate gross unrealized appreciation of $433,634 and aggregate gross unrealized depreciation of $1,838,717.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	AUSTRALIA - 6.0%
18,108	Healthscope, Ltd.	$38,624
30,981	Medibank Pvt, Ltd.	68,162
		106,786
	BELGIUM - 1.3%
769	Ontex Group NV	24,117
	BRITAIN - 11.8%
6,433	AA PLC	20,536
10,208	Auto Trader Group PLC (a)	48,025
9,521	CYBG PLC *	29,406
843	Metro Bank PLC *	20,290
3,018	Spire Healthcare Group PLC (a)	13,419
4,989	SSP Group PLC	18,663
2,373	Virgin Money Holdings UK PLC	7,929
13,838	Worldpay Group PLC * (a)	50,052
		208,320
	CANADA - 4.5%
1,836	Hydro One, Ltd. (a)	36,892
2,274	Seven Generations Energy, Ltd. - Cl. A *	43,405
		80,297
	CHINA - 16.0%
10,653	3SBio, Inc. * (a)	10,916
14,480	BAIC Motor Corp., Ltd. - Cl. H (a)	10,172
8,871	CAR, Inc. * (b)	8,610
105,547	CGN Power Co., Ltd. - Cl. H (a)	29,250
65,892	China Huarong Asset Management Co., Ltd. * (a) (b)	25,990
7,694	China International Capital Corp., Ltd. - Cl. H * (a)	11,683
16,274	China Railway Signal & Communication Corp., Ltd. - Cl. H (a)	10,803
72,535	China Reinsurance Group Corp. - Cl. H *	16,549
14,601	Dali Foods Group Co., Ltd. (a) (b)	8,356
7,171	Dalian Wanda Commercial Properties Co., Ltd. - Cl. H (a)	44,044
16,651	GF Securities Co., Ltd. - Cl. H *	37,774
7,879	Guorui Properties, Ltd. (b)	2,773
18,606	Huatai Securities Co., Ltd. - Cl. H * (a)	39,428
4,357	Legend Holdings Corp. - Cl. H * (a) (b)	10,289
17,637	Luye Pharma Group, Ltd. * (b)	10,798
5,740	Red Star Macalline Group Corp., Ltd. - Cl. H * (a)	6,215
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
		283,650
	DENMARK - 1.7%
831	DONG Energy AS * (a)	29,796
	FRANCE - 2.9%
440	Amundi SA (a)	18,286
881	Elis SA	15,428
784	Europcar Groupe SA * (a)	6,752
623	SPIE SA	11,176
		51,642
	GERMANY - 5.3%
660	Covestro AG (a)	29,257
180	Hapag-Lloyd AG * (a)	3,795
463	Hella KGaA Hueck & Co.	14,780
372	Rocket Internet AG * (a) (b)	7,212
757	Schaeffler AG - (Preference Shares)	9,955
1,086	Zalando SE * (a)	28,575
		93,574
	HONG KONG - 2.4%
54,564	WH Group, Ltd. (a)	42,762

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016 (continued)

Shares		Value (US$)
	INDONESIA - 0.3%
27,834	Mitra Keluarga Karyasehat Tbk PT	$5,793
	ITALY - 3.3%
2,217	FinecoBank Banca Fineco S.p.A.	14,393
2,663	Infrastrutture Wireless Italiane S.p.A. (a)	11,715
4,817	Poste Italiane S.p.A. (a)	31,860
		57,968
	JAPAN - 13.3%
4,350	Japan Post Bank Co., Ltd.	50,508
4,738	Japan Post Holdings Co., Ltd.	56,940
700	Japan Post Insurance Co., Ltd.	14,174
2,804	Recruit Holdings Co., Ltd.	101,418
993	Skylark Co., Ltd.	12,462
		235,502
	MALAYSIA - 0.6%
27,100	Malakoff Corp. Bhd	10,755
	MEXICO - 0.4%
5,930	Nemak SAB de CV (a)	6,944
	NETHERLANDS - 11.9%
2,293	ABN AMRO Group NV (a)	37,903
734	Euronext NV (a)	26,995
299	Flow Traders (a)	10,273
533	GrandVision NV (a)	13,823
565	IMCD Group NV	22,306
3,590	NN Group NV	98,783
		210,083
	NORWAY - 1.0%
665	Entra ASA (a)	6,238
1,054	XXL ASA (a)	11,965
		18,203
	SOUTH KOREA - 6.8%
718	Samsung C&T Corp.	76,672
349	Samsung SDS Co., Ltd.	43,479
		120,151
	SPAIN - 6.3%
677	Aena SA (a)	88,841
1,448	Cellnex Telecom SAU (a)	22,545
		111,386
	SWEDEN - 0.8%
496	Lifco AB - Cl. B	14,216
	SWITZERLAND - 1.3%
355	Sunrise Communications Group AG (a)	22,612
	UAE - 1.8%
34,026	Dubai Parks & Resorts PJSC *	14,452
21,959	Emaar Malls Group PJSC	16,859
		31,311

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF

Portfolio of Investments (Unaudited)

June 30, 2016 (continued)

Shares		Value (US$)
	TOTAL COMMON STOCKS (Cost - $1,958,080)	$1,765,868
	SHORT-TERM INVESTMENT- 1.2%
21,124	State Street Navigator Prime Securities Lending Portfolio (d)	21,124

	TOTAL SHORT-TERM INVESTMENT (Cost - $21,124)	21,124

	TOTAL INVESTMENTS - 100.9% (Cost - $1,979,204) (e)	$1,786,992
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(15,948)
	NET ASSETS - 100.0%	$1,771,044

* Non-income producing security.
(a) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(b) Securities (or a portion of the security) on loan. As of June 30, 2016, the market value of securities loaned was $40,773. The loaned securities were secured with cash collateral of $21,124. Collateral is calculated based on prior day’s prices.
(c) Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(d) Represents investments of cash collateral received in connection with securities lending.
(e) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $1,979,204. At June 30, 2016, net depreciation for all securities was $192,212. This consists of aggregate gross unrealized appreciation of $91,528 and aggregate gross unrealized depreciation of $283,740.
PJSC - Public Joint Stock Company
PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs

Notes to Financial Statements

For the Period Ended June 30, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor") and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2016, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds' policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/William K. Smith
William K. Smith
President

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William K. Smith
William K. Smith
President

By:	/s/Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 25, 2016